Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.0%
		Basic Industry - Chemicals—0.3%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 83,337
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	194,232
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	285,110
		TOTAL	562,679
		Basic Industry - Metals & Mining—1.5%
600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	511,050
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	395,466
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	198,953
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	233,707
90,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	91,263
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	371,028
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	291,913
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	137,083
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	278,035
		TOTAL	2,508,498
		Basic Industry - Paper—0.6%
800,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	811,487
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	113,676
		TOTAL	925,163
		Capital Goods - Aerospace & Defense—4.3%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	224,555
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	338,156
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	337,185
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	276,462
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	859,915
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	334,671
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	510,604
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	167,628
700,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	702,664
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	161,629
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	695,342
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	205,112
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	122,245
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	331,876
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	488,355
600,000		RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	580,681
350,000		RTX Corp, Sr. Unsecd. Note, 4.150%, 5/15/2045	291,167
280,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	280,679
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	311,897
		TOTAL	7,220,823
		Capital Goods - Building Materials—0.9%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	92,374
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	123,340
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	591,865
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	202,370

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 255,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	$ 268,121
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	145,513
		TOTAL	1,423,583
		Capital Goods - Construction Machinery—1.3%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	201,742
350,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	349,805
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	413,228
445,000	[1]	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	427,623
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	831,033
		TOTAL	2,223,431
		Capital Goods - Diversified Manufacturing—1.6%
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	136,411
300,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	266,281
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	98,969
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	58,728
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	238,033
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	70,958
390,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	346,842
335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	311,169
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	418,403
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	155,445
310,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	314,127
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	240,469
		TOTAL	2,655,835
		Capital Goods - Packaging—0.3%
180,000		Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	178,240
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	222,602
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	144,217
		TOTAL	545,059
		Communications - Cable & Satellite—1.6%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	408,127
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	306,441
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	148,500
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	370,434
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	550,706
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	565,794
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	157,884
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	249,985
		TOTAL	2,757,871
		Communications - Media & Entertainment—2.9%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	390,990
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	133,164
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	349,472
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	251,566
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	369,718
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	849,072
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	257,633
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	254,251
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	197,585

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 190,000	Paramount Global, Sr. Unsecd. Note, 3.700%, 6/1/2028	$ 168,451
475,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	394,912
200,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	143,117
500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	446,872
510,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	438,586
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,006
	TOTAL	4,945,395
	Communications - Telecom Wireless—4.4%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	410,286
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	249,426
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	199,561
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	233,399
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	98,316
500,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	501,004
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	241,317
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	247,016
400,000	Crown Castle, International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	393,555
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	292,730
200,000	Crown Castle, International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	185,659
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	281,967
415,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	359,980
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	420,733
550,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	405,351
600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	562,246
575,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	573,297
670,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	684,646
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	226,556
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	282,761
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	554,352
	TOTAL	7,404,158
	Communications - Telecom Wirelines—5.6%
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	374,162
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	702,748
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	301,579
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	234,321
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	734,798
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	184,603
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	480,657
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	487,289
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	396,488
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	261,813
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	487,870
815,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	708,480
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	168,423
40,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	44,807
680,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	634,333
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	341,835
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,396,004
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	24,276
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	327,414

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	$ 734,276
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	407,544
		TOTAL	9,433,720
		Consumer Cyclical - Automotive—5.8%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	597,804
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	155,911
500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	502,985
1,805,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	1,943,388
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	196,884
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	409,249
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	118,952
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	690,129
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	673,853
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	46,104
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	399,665
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	246,302
800,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	808,953
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	296,133
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	587,064
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	333,819
1,200,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,086,205
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	364,470
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	336,671
		TOTAL	9,794,541
		Consumer Cyclical - Retailers—2.2%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	130,979
675,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	612,533
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	462,106
185,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	160,411
750,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	667,153
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	128,069
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,919
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	327,516
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	291,336
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	494,606
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	153,140
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	231,822
		TOTAL	3,712,590
		Consumer Cyclical - Services—0.3%
570,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	513,274
		Consumer Non-Cyclical - Food/Beverage—4.8%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	117,961
225,000		Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	226,162
650,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	590,323
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	621,541
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	114,080
400,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	392,579
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	240,309
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	113,264
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	201,911

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	$ 292,449
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	199,138
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	130,394
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	97,586
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	249,347
255,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	248,715
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,449
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	633,880
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	153,878
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	237,573
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	392,571
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	248,878
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	288,236
350,000	[1]	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	303,813
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	294,328
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	340,620
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	198,851
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	558,151
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	506,868
		TOTAL	8,045,855
		Consumer Non-Cyclical - Health Care—2.8%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	302,406
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	198,608
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	54,301
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	269,050
179,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	162,255
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	381,472
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,077
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	799,727
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	479,526
295,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	187,524
145,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	163,827
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,036,975
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	370,792
335,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	327,277
		TOTAL	4,782,817
		Consumer Non-Cyclical - Pharmaceuticals—3.1%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	880,252
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	656,145
980,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	988,687
970,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	989,089
185,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	151,083
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	250,903
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	241,310
600,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	401,671
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	318,094
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	377,031
		TOTAL	5,254,265
		Consumer Non-Cyclical - Supermarkets—0.3%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	338,515

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—continued
$ 250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	$ 199,463
	TOTAL	537,978
	Consumer Non-Cyclical - Tobacco—1.8%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	349,897
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	487,391
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	198,148
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	289,487
490,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	496,466
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	473,630
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	154,554
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	278,560
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	314,049
	TOTAL	3,042,182
	Energy - Independent—2.8%
680,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	584,019
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	239,256
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	589,565
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	375,524
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	168,633
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	202,651
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	698,689
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	194,426
650,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	700,949
510,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	571,078
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	420,963
	TOTAL	4,745,753
	Energy - Integrated—0.8%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	445,226
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	292,141
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	97,261
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	122,540
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	370,982
	TOTAL	1,328,150
	Energy - Midstream—6.4%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	115,380
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	144,099
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	394,371
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	98,620
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	98,936
495,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	491,971
50,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	44,751
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	47,819
725,000	Energy Transfer Operating LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	636,576
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	227,625
170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	170,624
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	251,601
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	425,452
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	171,350
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	467,742
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	397,477

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	$ 515,169
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	266,613
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	292,882
350,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	301,210
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	385,074
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	167,676
500,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	439,493
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	77,835
400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	357,890
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	439,839
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	551,424
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	544,365
180,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	164,200
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	365,315
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	519,695
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	277,597
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	285,961
650,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	585,112
	TOTAL	10,721,744
	Energy - Oil Field Services—0.6%
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	991,441
	Energy - Refining—1.3%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	198,021
225,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	200,373
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	163,253
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	228,068
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	527,781
400,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	341,976
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	134,369
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	368,640
	TOTAL	2,162,481
	Financial Institution - Banking—8.6%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	402,468
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	327,430
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	196,849
575,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	558,338
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	789,587
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	480,038
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	399,676
480,000	Citigroup, Inc., 4.125%, 7/25/2028	460,286
250,000	Citigroup, Inc., 5.500%, 9/13/2025	249,980
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	437,885
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	495,233
285,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	289,563
550,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	549,476
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	444,701
200,000	Comerica, Inc., 3.800%, 7/22/2026	190,657
305,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	301,521
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	196,655
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	191,126

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 695,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	$ 696,170
370,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	366,896
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	510,965
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	328,250
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	883,491
300,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	299,278
750,000		Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	727,500
800,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	817,457
370,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	369,432
480,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	506,522
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	326,862
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	447,434
750,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	728,750
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	192,012
350,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	354,421
		TOTAL	14,516,909
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
160,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	162,967
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	467,479
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	197,522
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	182,881
300,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	298,381
		TOTAL	1,309,230
		Financial Institution - Finance Companies—2.3%
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	464,505
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	475,308
1,300,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,095,616
505,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	464,654
500,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	421,297
400,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	397,664
460,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	473,799
		TOTAL	3,792,843
		Financial Institution - Insurance - Health—0.1%
250,000		The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	227,888
		Financial Institution - Insurance - Life—0.7%
545,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	556,400
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	121,658
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	353,589
100,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-Month USLIBOR +7.548%), 8/1/2039	135,754
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	56,753
		TOTAL	1,224,154
		Financial Institution - Insurance - P&C—1.3%
800,000		Aon North America, Inc., 5.750%, 3/1/2054	820,915
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	473,697
400,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	405,676
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	125,134
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	401,669
		TOTAL	2,227,091
		Financial Institution - REIT - Apartment—0.4%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	156,861

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$ 149,324
160,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	129,010
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	65,132
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	187,775
	TOTAL	688,102
	Financial Institution - REIT - Healthcare—0.9%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	298,429
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	213,498
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	286,686
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	278,980
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	478,958
	TOTAL	1,556,551
	Financial Institution - REIT - Office—1.0%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	49,414
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	86,940
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	95,867
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	242,675
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	103,097
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	428,677
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	605,473
	TOTAL	1,612,143
	Financial Institution - REIT - Other—0.4%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	157,201
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	163,526
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	300,000
	TOTAL	620,727
	Financial Institution - REIT - Retail—1.0%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	132,143
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	278,693
350,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	374,885
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	276,914
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	163,955
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	431,844
	TOTAL	1,658,434
	Technology—7.3%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,034,273
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	179,751
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	243,742
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	250,566
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,962
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	385,767
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	53,062
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	836,633
370,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	372,974
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	248,776
1,000,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,012,591
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	413,193
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	200,972
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	193,494
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	98,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	$ 349,331
230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	234,579
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	446,881
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	150,321
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	245,138
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	568,799
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	199,026
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	793,808
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,156,877
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	785,685
550,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	538,410
200,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	214,083
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	78,778
75,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	72,619
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	79,197
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	144,369
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	146,162
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	594,363
	TOTAL	12,330,682
	Technology Services—0.8%
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	138,089
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	657,027
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	461,558
85,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	76,404
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	79,608
	TOTAL	1,412,686
	Transportation - Airlines—0.4%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	99,846
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	493,138
	TOTAL	592,984
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	112,397
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	206,726
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	89,422
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	166,567
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	178,607
	TOTAL	753,719
	Transportation - Services—1.9%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	336,518
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	187,381
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	439,211
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	665,131
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	256,718
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	276,790
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	393,737
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	50,061
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	239,849
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	207,969
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	203,930
	TOTAL	3,257,295

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—6.6%
$ 130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$ 125,936
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	367,818
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	441,821
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	170,322
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	77,464
180,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	182,829
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	225,334
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	142,637
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	546,957
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	464,051
70,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	73,964
55,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	60,557
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	192,914
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	126,158
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	111,183
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	226,691
1,200,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,269,223
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	441,400
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	298,197
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	498,061
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	608,881
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	243,059
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	98,228
90,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	71,710
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	83,333
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	152,507
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	229,207
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	283,865
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	190,845
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	396,516
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	235,084
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	83,899
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	95,700
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	403,505
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	245,169
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	205,327
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,131,128
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	252,127
	TOTAL	11,053,607
	Utility - Natural Gas—1.7%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	301,913
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	78,863
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	274,001
600,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	614,727
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	164,165
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	124,187
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	199,813
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	463,773
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	243,334
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	195,208

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$ 250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	$ 206,807
	TOTAL	2,866,791
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	69,688
	TOTAL CORPORATE BONDS (IDENTIFIED COST $176,361,293)	160,010,810
	FOREIGN GOVERNMENTS/AGENCIES—1.4%
	Sovereign—1.4%
700,000	Mexico, Government of, 3.750%, 1/11/2028	664,609
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	166,464
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	219,402
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	712,058
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	241,622
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	235,909
190,000	Peru, Government of, 6.550%, 3/14/2037	206,150
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,708,763)	2,446,214
	REPURCHASE AGREEMENT—2.8%
4,654,000	Interest in $1,772,000,000 joint repurchase agreement 5.34%, dated 3/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,773,051,387 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,807,708,104. (IDENTIFIED COST $4,654,000)	4,654,000
	INVESTMENT COMPANY—0.3%
490,585	Federated Hermes Government Obligations Fund, Premier Shares, 5.24% (IDENTIFIED COST $490,585)	490,585
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $184,214,641)	167,601,609
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	866,986
	TOTAL NET ASSETS—100%	$168,468,595
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	60	$6,420,938	June 2024	$11,580
United States Treasury Notes 10-Year Long Futures	15	$1,661,953	June 2024	$6,294
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$17,874
The average notional value of futures contracts held by the Fund throughout the period was $9,074,131 and $423,340, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$855,748
Purchases at Cost	$4,154,318
Proceeds from Sales	$(4,519,481)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2024	$490,585
Shares Held as of 3/31/2024	490,585
Dividend Income	$9,175

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$490,585	$477,164

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$160,010,810	$—	$160,010,810
Foreign Governments/Agencies	—	2,446,214	—	2,446,214
Repurchase Agreement	—	4,654,000	—	4,654,000
Investment Company	490,585	—	—	490,585
TOTAL SECURITIES	$490,585	$167,111,024	$—	$167,601,609
Other Financial Instruments:[1]
Assets	$17,874	$—	$—	$17,874
TOTAL OTHER FINANCIAL INSTRUMENTS	$17,874	$—	$—	$17,874

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust